STOCK-BASED COMPENSATION (Details - Option activity) - Equity Option [Member]	3 Months Ended
Sep. 30, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, beginning | shares	2,578,200
Weighted average exercise price, beginning price | $ / shares	$ 1.13
Options cancelled | shares	(15,000)
Weighted average exercise price, cancelled | $ / shares	$ 1.80
Options outstanding, ending | shares	2,563,200
Weighted average exercise price, ending price | $ / shares	$ 1.13
Weighted Average Contractual Life	6 years 5 months 15 days